Income Taxes - Cash Paid For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Federal	$ 188,000	$ 93,000	$ 2,000
U.S. State	14,000	7,000	1,000
Total	312,000	177,000	104,000
Germany
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	33,000	28,000	18,000
France
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	25,000	11,000	34,000
China
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	18,000	10,000	8,000
Japan
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	9,000	(1,000)	22,000
Canada
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	6,000	9,000	6,000
Other
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	$ 19,000	$ 20,000	$ 13,000